Condensed Statement of Comprehensive Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Comprehensive Income (Deutsche Bank Parent) [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 1,371	€ 636	€ (943)
Other comprehensive income (loss), net of tax	(2,486)	360	1,183
Total comprehensive income (loss), net of tax	€ (1,115)	€ 996	€ 240